Financing Receivables (Allowance For Credit Losses And Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	¥ 51,025
Provision	(989)
Charge off	(12,636)
Allowance for credit losses, Balance	37,400
Allowance for credit losses, collectively evaluated for impairment	22,749	30,684
Allowance for credit losses, individually evaluated for impairment	14,651	20,341
Financing receivable, Balance	1,003,310	1,030,980
Financing receivable, collectively evaluated for impairment	981,363	1,002,339
Financing receivable, individually evaluated for impairment	21,947	28,641
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	7,593
Provision	3,568
Charge off	(3,688)
Allowance for credit losses, Balance	7,473
Allowance for credit losses, collectively evaluated for impairment	6,439	5,204
Allowance for credit losses, individually evaluated for impairment	1,034	2,389
Financing receivable, Balance	336,980	330,331
Financing receivable, collectively evaluated for impairment	335,597	327,444
Financing receivable, individually evaluated for impairment	1,383	2,887
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	26,391
Provision	(5,924)
Charge off	(3,673)
Allowance for credit losses, Balance	16,794
Allowance for credit losses, collectively evaluated for impairment	7,686	14,916
Allowance for credit losses, individually evaluated for impairment	9,108	11,475
Financing receivable, Balance	375,506	439,326
Financing receivable, collectively evaluated for impairment	363,345	424,480
Financing receivable, individually evaluated for impairment	12,161	14,846
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	12,091
Provision	(1,238)
Charge off	(2,481)
Allowance for credit losses, Balance	8,372
Allowance for credit losses, collectively evaluated for impairment	3,935	5,684
Allowance for credit losses, individually evaluated for impairment	4,437	6,407
Financing receivable, Balance	65,564	68,085
Financing receivable, collectively evaluated for impairment	57,233	57,613
Financing receivable, individually evaluated for impairment	8,331	10,472
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	4,877
Provision	2,546
Charge off	(2,740)
Allowance for credit losses, Balance	4,683
Allowance for credit losses, collectively evaluated for impairment	4,683	4,877
Financing receivable, Balance	223,821	191,919
Financing receivable, collectively evaluated for impairment	223,821	191,919
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	73
Provision	59
Charge off	(54)
Allowance for credit losses, Balance	78
Allowance for credit losses, collectively evaluated for impairment	6	3
Allowance for credit losses, individually evaluated for impairment	72	70
Financing receivable, Balance	1,439	1,319
Financing receivable, collectively evaluated for impairment	1,367	883
Financing receivable, individually evaluated for impairment	¥ 72	¥ 436